Issued Share Capital (Tables)	12 Months Ended
Mar. 31, 2018
Issued Share Capital
Schedule of Issued Share Capital
	Number of Shares	GBP
Authorized		(in thousands)

Ordinary shares of 30p each at March 31, 2017	83,333,333	25,000
Ordinary shares of 30p each at March 31, 2018	100,000,000	30,000

	Number of Shares		USD
Allotted, called up and fully paid	A Ordinary 30p Shares(*)	B Ordinary 30p Shares(*)	(in thousands)
As at March 31, 2016	32,949,314	24,960,654	$30,793
Issue of shares in the quarter ended June 30, 2016	1,750	—	1
Issue of shares in the quarter ended September 30, 2016	2,515,436	—	986
Issue of shares in the quarter ended December 31, 2016	231,043	—	87
Issue of shares in the quarter ended March 31, 2017	33,387	—	10
Transfer of B Ordinary to A Ordinary share	5,581,272	(5,581,272)	—
As at March 31, 2017	41,312,202	19,379,382	$31,877
Issue of shares in the quarter ended June 30, 2017	12,000	—	5
Issue of shares in the quarter ended September 30, 2017	288,291	—	114
Issue of shares in the quarter ended December 31, 2017	1,681,520	—	657
Transfer of B Ordinary to A Ordinary share	9,666,667	(9,666,667)	—
Issue of shares in the quarter ended Mar 31, 2018	2,757,743		2,681

As at March 31, 2018	55,718,423	9,712,715	$35,334

(*) Each A ordinary shares is entitled to one vote on all matters and each B shares shares is entitled to ten votes.